13F-HR
<SEQUENCE>1
<FILENAME>ncm13fhr3rdqtr11


					UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):    [ ]is a restatement.
				     [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:	 Noesis Capital Management Corp
Address: 1801 Clint Moore Road
	 Suite 100
	 Boca Raton, FL  33487

Form 13F File Number: 028-10542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nico Letschert
Title:	CEO
Phone:	561-999-9888

Signature, Place, and Date of Signing:

	Nico Letschert		Boca Raton, FL		10/27/11

	[Signature]		[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.(Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.	  (Check here is a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported
	by other reporting manager(s).)


				Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 94

Form 13F Information Table Value Total: $142,742,000
						   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




						FORM 13F INFORMATIONAL TABLE
NAME OF ISSUER		TITLE OF CLASS	CUSIP	VALUE	  SHRS/		SH/ PUT/ INV	OTHR	VOTNG AUTH
 						  (x$1000) PRN AMT	PRN CALL DISC	MGRS	SOLE SHR NONE
-------------		----------	------	  ------- -----		--- --- ---	---	---  --- ----
Aecom Technology Corp	COM		00766T100    337   19096	SH	Sole		18141 0   955
Alliance Data Systems	COM		18581108     826    8910	SH	Sole		 8465 0   445
Altria Group Inc	COM		02209S103   1412   52685	SH	Sole		50051 0  2634
Amdocs Limited		COM		G02602103   3021  111400	SH	Sole	       105830 0  5570
American Express Co	COM		25816109    4363   97163	SH	Sole		92305 0  4858
Apple Inc		COM		37833100    2286    5995	SH  	Sole		 5695 0   300
Aspen Ins Hdg Pfd 7.4	PFD/FXD IN	G05384139   1549   63625	SH	Sole		60444 0  3181
AT&T Corp.		COM		00206R102    402   14088	SH	Sole		13384 0   704
Autodesk Inc.		COM		52769106    2168   78005	SH	Sole		74105 0  3900
Avon Products Inc	COM		54303102     392   20000	SH	Sole		19000 0  1000
BP Prudhoe Bay Rylty Tr	OTH ASST	55630107    1145   10870	SH	Sole		10327 0	  543
Bank of Amer Pfd 7%	PFD/FXD INC	5188205	     584   28250	SH	Sole		26838 0  1412
Barclays iPath MSCI Ind	ETF		06739F291   1350   25075	SH	Sole		23821 0  1254
Baxter International	COM		71813109    4261   75895	SH	Sole		72100 0  3795
BCE Inc			COM		05534B760    923   24640	SH	Sole		23408 0  1232
Berkshire Hathaway Cl A	COM		84670108     214       2	SH  	Sole		    2 0     0
Berkshire Hathaway Cl B	COM		84670702     253    3558	SH  	Sole		 3380 0   178
Blackrock MunHldgs FL I	ETF		09254P108    517   37000	SH	Sole		35150 0  1850
Bruker Corporation	COM		116794108    985   72810	SH	Sole		69170 0  3640
Canadian Nat'l Rlwy Co	COM		136375102   2314   34760	SH  	Sole		33022 0  1738
Caterpillar Inc.	COM		149123101   3754   50845	SH	Sole		48303 0  2542
Cisco Sys Inc		COM		17275R102   2863  184737	SH	Sole	       175500 0  9237
Coca Cola Co		COM		191216100    603    8930	SH	Sole		 8484 0   446
CR Bard Inc.		COM		67383109    3098   35395	SH	Sole		33625 0  1770
Darden Restaurants	COM		237194105   1123   26280	SH	Sole		24966 0  1314
DNP Select Income Fund	ETF		23325P104    462   46160	SH	Sole		43852 0  2308
Du Pont EI De Nemour	COM		263534109    640   16020	SH	Sole		15219 0   801
East West Bancorp	COM		27579R104   3069  205805	SH	None	       195515 0 10290
Ecolab Inc.		COM		278865100   2415   49400	SH	Sole		46930 0  2470
Emc Corp-Mass		COM		268648102    419   19985	SH	Sole		18986 0   999
Energy Slct Sector SPDR	ETF		81369Y506   1529   26130	SH	Sole		24824 0  1306
Energy Transfer Prtnrs	LP		29273R109    528   12865	SH	Sole		12222 0   643
Enterprise Prdcts Prtn	LP		293792107    745   18555	SH	Sole		17627 0   928
Equity Residential	COM		29476L107   1208   23290	SH	Sole		22126 0  1164
Express Scripts Inc	COM		302182100   1025   27648	SH	Sole		26266 0  1382
Exxon Mobil		COM		30231G102    291    4013	SH	Sole		 3812 0   201
Flaherty & Crumrine Pfd	ETF		338480106   1022   76400	SH	Sole		72580 0  3820
Fluor Corporation	COM		343412102   1864   40040	SH	Sole		38038 0  2002
Gartner Inc		COM		366651107    863   24760	SH	Sole		23522 0  1238
General Electric	COM		369604103    643   42233	SH	Sole		40121 0  2112
Genuine Parts		COM		372460105   1449   28530	SH	Sole		27104 0  1426
Gilead Sciences Inc	COM		375558103    263    6775	SH	Sole		 6436 0   339
Google Inc.		COM		38259P508   3153    6121	SH	Sole		 5815 0   306
Honda Motor Co-ADR	COM		438128308   3674  126025	SH	Sole	       119724 0  6301
HSBC Hldgs PLC-ADR	COM		404280406   4386  115310	SH	Sole	       109545 0  5765
HSBC Hldgs Pfd 6.2%	PFD/FXD INC	404280604   1403   61600	SH	Sole		58520 0  3080
Illinois Tool Works Inc	COM		452308109    293    7035	SH	Sole		 6683 0   352
Internatl Bus Machines	COM		459200101    607    3472	SH	Sole		 3298 0   174
iShares H-Yld Crp	ETF		464288513   1383   16700	SH	Sole		15865 0   835
iShares MSCI Japan	ETF		464286848   1477  156125	SH	Sole	       148319 0  7806
iShares MSCI Taiwan	ETF		464286731   1973  167075	SH	Sole	       158721 0  8354
iShares S&P US Pfd Indx	ETF		464288687   1037   29120	SH	Sole		27664 0  1456
Johnson & Johnson	COM		478160104    313    4915	SH	Sole		 4669 0   246
JPMorgan Chase & Co	COM		46625H100   3364  111682	SH	Sole	       106098 0  5584
JPMorgan Chase 7.2%	PFD/FXD INC	06423W204   1148   44400	SH	Sole		42180 0  2220
Kayne Anderson MLP	ETF		486606106   1820   65415	SH	Sole		62144 0  3271
Liberty Media 8.75%	PFD/FXD INC	740434808    754   30750	SH	Sole		29213 0  1537
Lowes Companies Inc.	COM		548661107   1654   85539	SH	Sole		81262 0  4277
Magellan Midstream Prns	COM		559080106   1090   18050	SH	Sole		17148 0   902
Medtronic Inc.		COM		585055106   1098   33035	SH	Sole		31383 0  1652
Merck & Co Inc		COM		58933Y105    369   11290	SH	Sole		10726 0   564
Microchip Technlgy Inc	COM		595017104   1180   37935	SH	Sole		36038 0  1897
Micros Systems Inc	COM		594901100    829   18863	SH	Sole		17920 0   943
Nike Inc.		COM		654106103   3781   44222	SH	Sole		42011 0  2211
Norfolk Southern Corp	COM		655844108    308    5050	SH	Sole		 4798 0   252
Novartis AG - ADR	COM		66987V109   6155  110361	SH	Sole	       104843 0  5518
Nuveen Multi-Strt In&Gw	ETF		67073B106    578   77025	SH	Sole		73174 0  3851
Omnicomm Sys Inc	COM		68212U104    928 9279024	SH	Sole	      8815073 0463951
Oracle Corporation 	COM		68389X105    282    9826	SH	Sole		 9335 0   491
PepsiCo Inc.		COM		713448108   3160   51055	SH	Sole		48502 0  2553
Pfizer Inc		COM		717081103    600   33942	SH	Sole		32245 0  1697
Praxair Inc		COM		74005P104   3281   35095	SH	Sole		33340 0  1755
Priceline.com		COM		741503403   1326    2950	SH	Sole		 2803 0   147
Procter & Gamble Co	COM		742718109    401    6345	SH	Sole		 6028 0   317
Provident Energy Ltd	COM		74386V100    215   26320	SH	Sole		25004 0  1316
S&P500 Indx Fund SPDRs	ETF		78462F103    305    2697	SH	Sole		 2562 0   135
Sally Beauty Holding	COM		79546E104   1822  109760	SH	Sole	       104272 0  5488
SPDR Gold Trust		OTHER ASSETS	78463V107   1881   11900	SH	Sole		11305 0   595
SPDR Index China	ETF		78463X400   1216   21785	SH	Sole		20696 0  1089
SPDR S&P Intl Small Cap	ETF		78463X871   2636  104935	SH	Sole		99688 0  5247
Staples Inc.		COM		855030102   1954  146952	SH	Sole	       139604 0  7348
Stryker Corporation	COM		863667101   4213   89385	SH	Sole		84916 0  4469
Suburban Propane Prtnrs	LP		864482104    232    5000	SH	Sole		 4750 0   250
Suntech Power - ADR	COM		86800C104    380  164615	SH	Sole	       156384 0  8231
Taitron Compnts Inc	COM		874028103    726  797635	SH	Sole	       757753 0 39882
Teva Pharm Inds ADR	COM		881624209    465   12506	SH	Sole		11881 0   625
TJX Cos Inc		COM		872540109   1223   22040	SH	Sole		20938 0  1102
Tupperware Corporation	COM		899896104    293    5460	SH	Sole		 5187 0   273
United Parcel Service	COM		911312106   3172   50230	SH	Sole		47719 0  2511
Wal-Mart Stores Inc.	COM		931142103   4850   93450	SH	Sole		88778 0  4672
Walt Disney Company	COM		254687106   2948   97747	SH	Sole		92860 0  4887
WD-40 Company		COM		929236107    734   18426	SH	Sole		17505 0   921
Wells Fargo 7.875%	PFD/FXD INC	94985V202    259   10075	SH	Sole		 9571 0   504
Wells Fargo 8.625%	PFD/FXD INC	949829204    235    9380	SH	Sole		 8911 0   469